Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
September 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.94%			Common Stock (continued)
Communication Services - 6.31%			Information Technology - 11.75%
AT&T	690,324$	26,121,860	Broadcom	87,100	$24,045,697
Verizon Communications	416,800	25,158,048	Cisco Systems	472,800	23,361,048
		51,279,908	Intel	449,600	23,167,888
Consumer Discretionary - 6.48%			Oracle	454,000	24,983,620
Dollar Tree †	235,400	26,873,264			95,558,253
Lowe’s	235,100	25,851,596	Materials - 2.86%
		52,724,860	DuPont de Nemours	326,183	23,260,110
Consumer Staples - 8.81%					23,260,110
Archer-Daniels-Midland	536,500	22,034,055	Real Estate - 3.31%
Conagra Brands	816,904	25,062,615	Equity Residential	312,200	26,930,372
Mondelez International Class A	444,100	24,567,612			26,930,372
		71,664,282	Utilities - 3.33%
Energy - 10.19%			Edison International	359,500	27,113,490
ConocoPhillips	410,000	23,361,800			27,113,490
Halliburton	840,900	15,850,965	Total Common Stock
Marathon Oil	1,812,857	22,243,755
			(cost $509,424,145)		804,716,253
Occidental Petroleum	481,100	21,394,517
		82,851,037	Short-Term Investments - 0.95%
Financials - 15.87%			Money Market Mutual Funds - 0.95%
Allstate	250,500	27,224,340	BlackRock FedFund - Institutional
American International Group	481,500	26,819,550	Shares (seven-day effective yield
Bank of New York Mellon	476,400	21,538,044	1.86%)	1,546,119	1,546,406
BB&T	487,600	26,023,212	Fidelity Investments Money Market
Marsh & McLennan	274,700	27,483,736	Government Portfolio - Class I
		129,088,882	(seven-day effective yield 1.86%)	1,546,119	1,546,406
Healthcare - 20.42%			GS Financial Square Government Fund -
Abbott Laboratories	311,000	26,021,370	Institutional Shares (seven-day
Cardinal Health	465,500	21,966,945	effective yield 1.86%)	1,546,119	1,546,406
Cigna	145,151	22,032,470	Morgan Stanley Government Portfolio -
CVS Health	420,400	26,514,628	Institutional Share Class (seven-day
Johnson & Johnson	168,200	21,761,716	effective yield 1.85%)	1,546,119	1,546,406
Merck & Co	320,800	27,004,944	State Street Institutional US Government
Pfizer	577,541	20,751,048	Money Market Fund - Investor Class
		166,053,121	(seven-day effective yield 1.80%)	1,546,119	1,546,277
Industrials - 9.61%			Total Short-Term Investments
Northrop Grumman	71,200	26,685,048	(cost $7,731,901)		7,731,901
Raytheon	131,000	25,700,890
Waste Management	224,400	25,806,000
		78,191,938

Total Value of Securities - 99.89%
(cost $517,156,046)					812,448,154
Receivables and Other Assets Net of Liabilities - 0.11%					857,007
Net Assets Applicable to 27,737,030 Shares Outstanding - 100.00%					$813,305,161

† Non-income producing security.

GS - Goldman Sachs

NQ-VIP-872 [9/19] 11/19 (1005267) Value Series-1